Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Swvl Holdings Corp
Entity Central Index Key	0001875609
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 relates to the Registration Statement on Form F-1 (File No. 333-264418) of Swvl Holdings Corp (the “Registrant”) originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 8, 2022 (the “Initial Registration Statement”). The Registrant is filing this Post-Effective Amendment No. 1 pursuant to the undertakings in the Initial Registration Statement to update and supplement the information contained in the Initial Registration Statement to, among other things, include the Registrant’s consolidated financial statements and the notes thereto as of and for the six month period ended June 30, 2022 and for the six month period ended June 30, 2021. The Initial Registration Statement, as amended by this Post-Effective Amendment No. 1, relates solely to the registration of 98,573,233 Class A Ordinary Shares. All applicable registration fees were paid in connection with the initial filing of the Initial Registration Statement.